Supplementary Financial Statements Information (Currencies) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 192,028	$ 126,224
Cash and Cash Equivalents [Member] | United States Of America Dollar [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	181,795	117,638
Cash and Cash Equivalents [Member] | New Israeli Shekel [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	4,007	5,243
Cash and Cash Equivalents [Member] | Other Currencies [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 6,226	$ 3,343